May 6, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

RE:	Kansas City Life Variable Life Separate Account
Registration Statement on Form N-6
File No. 333-69508

Commissioners:

Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information dated May 2, 2005 that would have been filed pursuant to paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement.

The text of the most recent amendment has been filed electronically. If you have any questions, please call the undersigned at (816) 753-7299 x8706.

Sincerely,

Michael T. Barker